Report of Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,126,371	$ 3,262,352
Offset	(281,462)	(258,585)
Net	2,844,909	3,003,767
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,155,761	2,254,467
Offset	(281,462)	(258,585)
Net	1,874,299	1,995,882
Total on-balance sheet exposure to credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	27,234	114,134
Offset	0	0
Net	27,234	114,134
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	930,658	938,535
Offset	(22,822)	(22,607)
Net	907,836	915,928
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	444,701	444,655
Offset	(2,256)	(2,470)
Net	442,445	442,185
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	403,929	419,852
Offset	(18,897)	(18,771)
Net	385,032	401,081
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	82,028	74,028
Offset	(1,669)	(1,366)
Net	80,359	72,662
Total on-balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	102,039	112,902
Offset	0	0
Net	102,039	112,902
Total on-balance sheet exposure to credit risk | Other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	854,427	973,316
Offset	(4,383)	(13,919)
Net	850,044	959,397
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	267,674	285,868
Offset	0	0
Net	267,674	285,868
Total on-balance sheet exposure to credit risk | – Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	42,293	42,024
Offset	0	0
Net	42,293	42,024
Total on-balance sheet exposure to credit risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	252,549	252,217
Offset	(4,383)	(13,919)
Net	248,166	238,298
Total on-balance sheet exposure to credit risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	153,973	148,326
Offset	0	0
Net	153,973	148,326
Total on-balance sheet exposure to credit risk | – prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	110,704	130,747
Offset	0	0
Net	110,704	130,747
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	268,637	229,714
Offset	(254,257)	(222,059)
Net	14,380	7,655
Total off-balance sheet
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	970,610	1,007,885
Offset	0	0
Net	970,610	1,007,885
Total off-balance sheet | – financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	109,380	111,102
Offset	0	0
Net	109,380	111,102
Total off-balance sheet | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	861,230	896,783
Offset	0	0
Net	$ 861,230	$ 896,783